Nov. 30, 2018
Semper Short Duration Fund
Semper Short Duration Fund
November 30, 2018

SEMPER SHORT DURATION FUND

Institutional Class	SEMIX
Investor Class	SEMRX

A series of Advisors Series Trust

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information ("SAI"), dated March 30, 2018

Summary Prospectus and Prospectus

Effective immediately, the second paragraph under the Fund's "Principal Investment Strategies" section on page 2 of the Fund's Summary Prospectus and pages 9 and 17 of the Fund's Prospectus is modified as follows:

"The Short Duration Fund may invest in asset-backed securities ("ABS"), including mortgage-backed securities ("MBS").  MBS refers to a type of fixed income instrument that represents an interest in a pool of mortgages, including residential MBS ("RMBS"), commercial MBS ("CMBS") and securities issued by government sponsored entities (agency MBS).  MBS, including CMBS and RMBS, include fixed and variable rate securities with underlying fixed or variable rate mortgage loans and securities issued by private entities (non-agency MBS). As part of the Fund's agency RMBS investments, the Fund may invest in credit risk transfer securities. Credit risk transfer securities are fixed- or floating-rate unsecured general obligations issued from time to time by Freddie Mac, Fannie Mae or other government sponsored entities."

Effective immediately, the following risk disclosure is added under "Residential Mortgage-Backed Securities Risks" on page 10 of the Fund's Summary Prospectus and page 24 of the Fund's Prospectus under "Municipal Securities Risk."

"Credit Risk Transfer Securities Risk.  Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default."

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI. The date of this Supplement is November 30, 2018.